Income Taxes (Details) - Schedule of current and deferred components of income tax benefit ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Current and Deferred Components of Income Tax Benefit [Abstract]
Current tax expense	¥ (28)	$ (4)
Deferred tax benefit	2,158	313	¥ 1,180	88
Total	¥ 2,130	$ 309	¥ 1,180	¥ 88